Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Related Party Transactions

12. Related Party Transactions:

Sponsor Transactions

In accordance with the Management Agreement between the Company and affiliates of the Sponsors, the Company recorded $1 million and $2 million of management fees in sales, marketing and administration expenses during each of the three months ended March 31, 2013 and March 31, 2014, respectively. In each of the three months ended March 31, 2013 and 2014 the Company recorded approximately $1 million of management fees in income (loss) from discontinued operations. At December 31, 2013 and March 31, 2014, the Company had accrued management fees due to Sponsors included in Other accrued expenses of $4 million and $2 million, respectively.

On March 31, 2014 the Company recorded $15 million of management fees, which is included in income (loss) from discontinued operations, as provided in the Management Agreement for services rendered in connection with the issuance of the $1.025 billion SpinCo Term Loan and $425 million of SpinCo Notes. Also during the first quarter of 2014, the Company recorded $1 million of management fees which is included in income (loss) from discontinued operations resulting from the sale of two FS businesses.

In addition to management fees, one of our Sponsors, Goldman Sachs & Co. and/or its respective affiliates, received fees of approximately $1 million for the three months ended March 31, 2013 in connection with amendments of SunGard’s Credit Agreement. For the three months ended March 31, 2014, an immaterial amount of fees were paid to Goldman Sachs & Co. and/or its respective affiliates.

The Company’s Sponsors and/or their respective affiliates have from time to time entered into, and may continue to enter into, arrangements with SunGard to use its products and services, or for SunGard to use the Sponsors affiliates’ products and services, in the ordinary course of business, which often result in revenues or costs to SunGard in excess of $120,000 annually. These transactions are entered into at arms-length. In the aggregate, the arrangements are not material to SunGard’s results of operations.

AS Transactions

In connection with the split-off, the following agreements, among others, were entered into on March 31, 2014:

(i) a Trademark License Agreement (the “Trademark License Agreement”) between a wholly owned subsidiary of SunGard that owns the trademark “SunGard” and AS. The Trademark License Agreement sets forth the terms under which AS and its affiliates are permitted to use the mark “SUNGARD AVAILABILITY SERVICES.” During the first two years following the split-off, use of the licensed mark is royalty free. In years 3 through 5, AS will pay a royalty payment of 0.30% of their worldwide revenue, subject to certain exceptions. In years 6 and 7, the royalty will be reduced to 0.15% and 0.075%, respectively. Following year 7, AS will have a perpetual, royalty-free license to use the mark going forward assuming they maintain compliance with the Trademark License Agreement.

(ii) a Transition Services Agreement (“TSA”) whereby SunGard agreed to provide certain transitional and administrative support services, including employee benefits services, to AS and AS agreed to provide transitional and administrative support services to SunGard generally for up to twelve months; and

(iii) a term sheet to negotiate amendments to the Global Master Services Agreement (“GMSA”) to replace existing agreements under which AS provides certain availability services, managed services, and recovery services to SunGard. Broadly, SunGard and AS have agreed to amend the GMSA to reflect terms agreed to by the parties including a provision that from the split-off to a period ending March 31, 2016, SunGard would spend an agreed to minimum under the GMSA.

As a result of the agreement between SunGard and SpinCo regarding the amount of cash SpinCo would have on March 31, 2014 (at split-off), SunGard recorded a $7 million receivable from SpinCo which was collected in April 2014.

13. Related Party Transactions:

Sponsor Transactions

SunGard is required to pay management fees to affiliates of the Sponsors in connection with management consulting services provided to SunGard and the Parent Companies. These services include financial, managerial and operational advice and implementation strategies for improving the operating, marketing and financial performance of SunGard and its subsidiaries. The management fees are equal to 1% of quarterly Adjusted EBITDA, defined as earnings before interest, taxes, depreciation and amortization and goodwill impairment, further adjusted to exclude unusual items and other adjustments as defined in the management agreement, which is consistent with the Credit Agreement, and are payable quarterly in arrears. In addition, these affiliates of the Sponsors may be entitled to additional fees in connection with certain financing, acquisition, disposition and change in control transactions. For the years ended December 31, 2011, 2012 and 2013, SunGard recorded $7 million, $9 million and $8 million, respectively, relating to management fees in continuing operations in the statement of comprehensive income, of which $4 million, is included in other accrued expenses at December 31, 2012 and 2013. In addition, for the years ended December 31, 2011, 2012 and 2013, SunGard recorded $6 million, $23 million and $4 million, respectively, relating to management fees in discontinued operations in the statement of comprehensive income.

In March 2014, the Company and the Sponsors amended the management agreement to increase the management fee prospectively effective April 1, 2014 from 1% of adjusted EBITDA to 1.1% of adjusted EBITDA per quarter for five of seven of the Company’s Sponsors and fixed payments of $50,000 per quarter for each of the two remaining Sponsors.

During 2012, Goldman Sachs & Co. and/or its respective affiliates received fees in connection with the March 2012 amendment and restatement of SunGard’s Credit Agreement, November 2012 Senior Subordinated Notes issuance and December 2012 amendment and restatement of SunGard’s Credit Agreement. In connection with these transactions, Goldman Sachs & Co. was paid approximately $3 million.

During 2013, Goldman Sachs & Co. and/or its respective affiliates received fees of approximately $1 million in connection with the March 2013 amendment of SunGard’s Credit Agreement.

The Company’s Sponsors and/or their respective affiliates have from time to time entered into, and may continue to enter into, arrangements with SunGard to use its products and services, or for SunGard to use the Sponsors affiliates’ products and services, in the ordinary course of business, which often result in revenues or costs to SunGard in excess of $120,000 annually. These transactions are entered into at arms-length. In the aggregate, the arrangements are not material to SunGard’s results of operations.

AS Transactions

In connection with the split-off, the following agreements, among others, were entered into on March 31, 2014:

(i) a Trademark License Agreement (the “Trademark License Agreement”) between a wholly owned subsidiary of SunGard that owns the trademark “SunGard” and AS. The Trademark License Agreement sets forth the terms under which AS and its affiliates are permitted to use the mark “SUNGARD AVAILABILITY SERVICES.” During the first two years following the split-off, the licensed mark is royalty free. In years 3 through 5, AS will pay a royalty payment of 0.30% of their worldwide revenue, subject to certain exceptions. In years 6 and 7, the royalty will be reduced to 0.15% and 0.075%, respectively. Following year 7, AS will have a perpetual, royalty-free license to use the mark going forward assuming they maintain compliance with the Trademark License Agreement.

(ii) a Transition Services Agreement (“TSA”) whereby SunGard agreed to provide certain transitional and administrative support services, including employee benefits services, to AS and AS agreed to provide transitional and administrative support services to SunGard generally for up to twelve months; and

(iii) a term sheet to negotiate amendments to the Global Master Services Agreement (“GMSA”) to replace existing agreements under which AS provides certain availability services, managed services, and recovery services to SunGard. Broadly, SunGard and AS have agreed to amend the GMSA to reflect terms agreed to by the parties including a provision that from the split-off to a period ending March 31, 2016, SunGard would spend an agreed to minimum under the GMSA.

(iv) a Tax Sharing and Disaffiliation Agreement (the “Agreement”) between the Company and entities comprising AS. Pursuant to the Agreement, the parties allocated responsibility for U.S. federal, state and local and foreign income and other taxes relating to taxable periods before and after the split-off, and provided for computation and apportionment of tax liabilities and tax benefits between the parties. AS is generally responsible for all taxes attributable to the AS business for periods subsequent to the split-off and non-income related taxes attributable to the AS business for any taxable period before and after the date of the split-off. The Company retains responsibility for U.S. federal, state and local and foreign income taxes for periods ending on or before the date of the split-off. See “Risks Relating to the Split-Off” for further discussion of provisions of this Agreement.